Income taxes - Rollforward of Deferred Income Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	€ 3,474	€ 3,377
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	30	(69)
Effect of tax rate changes on income statement	(67)	3	€ 0
Amounts charged/(credited) directly to OCI	(23)	16
Amount charged/(credited) to equity	9	(7)
Acquired through business combinations		170
Balance sheet reclassifications	(2)	0
Effect of movements in foreign exchange	(105)	(16)
Deferred tax liability (asset) at end of period	3,316	3,474	3,377
Deferred tax assets and liabilities [abstract]
Deferred tax assets	(5)	(24)
Deferred tax liabilities	3,321	3,498
Franchise and other intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	3,278	3,191
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	30	(27)
Effect of tax rate changes on income statement	(62)	0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations		116
Balance sheet reclassifications	0	8
Effect of movements in foreign exchange	(104)	(10)
Deferred tax liability (asset) at end of period	3,142	3,278	3,191
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	373	248
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(34)	(25)
Effect of tax rate changes on income statement	(5)	3
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations		143
Balance sheet reclassifications	3	3
Effect of movements in foreign exchange	(14)	1
Deferred tax liability (asset) at end of period	323	373	248
Financial assets and liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(69)	8
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	62	1
Effect of tax rate changes on income statement	0	0
Amounts charged/(credited) directly to OCI	(24)	0
Amount charged/(credited) to equity	3	(7)
Acquired through business combinations		(69)
Balance sheet reclassifications	0	(1)
Effect of movements in foreign exchange	4	(1)
Deferred tax liability (asset) at end of period	(24)	(69)	8
Tax losses
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(20)	(11)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(42)	(9)
Effect of tax rate changes on income statement	0	0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations		0
Balance sheet reclassifications	(2)	0
Effect of movements in foreign exchange	5	0
Deferred tax liability (asset) at end of period	(59)	(20)	(11)
Employee and retiree benefit accruals
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(70)	(80)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	14	4
Effect of tax rate changes on income statement	2	0
Amounts charged/(credited) directly to OCI	1	16
Amount charged/(credited) to equity	6	0
Acquired through business combinations		(10)
Balance sheet reclassifications	2	0
Effect of movements in foreign exchange	0	0
Deferred tax liability (asset) at end of period	(45)	(70)	(80)
Tax credits
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(24)	(24)
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	(1)	0
Effect of tax rate changes on income statement	0	0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations		0
Balance sheet reclassifications	0	0
Effect of movements in foreign exchange	0	0
Deferred tax liability (asset) at end of period	(25)	(24)	(24)
Other, net
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	6	45
Amount charged/(credited) to income statement (excluding effect of tax rate changes)	1	(13)
Effect of tax rate changes on income statement	(2)	0
Amounts charged/(credited) directly to OCI	0	0
Amount charged/(credited) to equity	0	0
Acquired through business combinations		(10)
Balance sheet reclassifications	(5)	(10)
Effect of movements in foreign exchange	4	(6)
Deferred tax liability (asset) at end of period	€ 4	€ 6	€ 45